John Hancock
Tax-Advantaged Global Shareholder Yield Fund
Quarterly portfolio holdings 1/31/2023

Fund’s investments
As of 1-31-23 (unaudited)
	Shares	Value
Common stocks 96.9%		$59,927,925
(Cost $58,102,466)
Austria 1.0%		607,059
BAWAG Group AG (A)(B)	9,800	607,059
Canada 7.7%		4,723,529
BCE, Inc.	11,900	562,557
Enbridge, Inc.	14,100	577,331
Fortis, Inc.	6,900	283,509
Great-West Lifeco, Inc.	17,000	450,889
Nutrien, Ltd.	6,600	546,414
Restaurant Brands International, Inc.	15,100	1,010,643
Royal Bank of Canada	7,300	747,035
TELUS Corp.	25,300	545,151
France 6.9%		4,279,611
AXA SA	30,100	939,091
Danone SA	6,346	348,010
Orange SA	52,400	554,536
Sanofi	8,800	861,735
TotalEnergies SE	19,100	1,180,776
Vinci SA	3,500	395,463
Germany 7.5%		4,626,930
Allianz SE	2,800	669,519
Bayer AG	8,207	510,844
Deutsche Post AG	22,800	981,693
Deutsche Telekom AG	50,990	1,135,996
Muenchener Rueckversicherungs-Gesellschaft AG	2,200	794,656
Siemens AG	3,420	534,222
Hong Kong 0.8%		513,039
China Resources Gas Group, Ltd.	122,000	513,039
Ireland 0.9%		560,723
Medtronic PLC	6,700	560,723
Italy 0.9%		558,251
Snam SpA	109,600	558,251
Japan 1.8%		1,096,431
Bridgestone Corp.	9,400	350,932
Koei Tecmo Holdings Company, Ltd.	24,600	447,379
Toyota Motor Corp.	20,300	298,120
Norway 0.8%		456,902
Orkla ASA	61,200	456,902
South Korea 1.5%		941,789
Samsung Electronics Company, Ltd., GDR (A)	500	619,681
SK Telecom Company, Ltd.	8,500	322,108
Switzerland 2.8%		1,748,894
Nestle SA	3,400	414,831
Novartis AG	11,303	1,021,893
Roche Holding AG	1,000	312,170
Taiwan 1.0%		639,837
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	6,900	639,837
2	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom 8.0%		$4,970,602
AstraZeneca PLC, ADR	13,831	904,132
BAE Systems PLC	37,300	394,859
British American Tobacco PLC	21,600	828,010
Coca-Cola Europacific Partners PLC	16,700	938,874
GSK PLC	18,820	330,574
Linde PLC	1,000	330,940
National Grid PLC	44,750	568,902
Unilever PLC	13,248	674,311
United States 55.3%		34,204,328
AbbVie, Inc.	7,500	1,108,125
Air Products & Chemicals, Inc.	1,400	448,714
Altria Group, Inc.	6,800	306,272
American Electric Power Company, Inc.	8,400	789,264
Analog Devices, Inc.	6,400	1,097,408
Apple, Inc.	6,200	894,598
AT&T, Inc.	23,700	482,769
Bank of America Corp.	8,900	315,772
Broadcom, Inc.	2,300	1,345,523
Chevron Corp.	1,800	313,236
Cisco Systems, Inc.	19,300	939,331
Columbia Banking System, Inc.	31,100	961,301
Cummins, Inc.	3,100	773,574
CVS Health Corp.	4,000	352,880
Dow, Inc.	11,100	658,785
Duke Energy Corp.	3,200	327,840
Eaton Corp. PLC	2,500	405,525
Eli Lilly & Company	900	309,735
Emerson Electric Company	5,300	478,166
Entergy Corp.	4,300	465,604
Evergy, Inc.	9,000	563,850
Hasbro, Inc.	10,900	644,953
IBM Corp.	8,900	1,199,097
Intel Corp.	23,900	675,414
Johnson & Johnson	2,100	343,182
JPMorgan Chase & Co.	4,908	686,924
KeyCorp	54,600	1,047,774
KLA Corp.	1,400	549,472
Lazard, Ltd., Class A	19,700	789,576
Leggett & Platt, Inc.	11,400	416,784
Lockheed Martin Corp.	800	370,608
LyondellBasell Industries NV, Class A	6,800	657,492
Merck & Company, Inc.	3,900	418,899
MetLife, Inc.	20,234	1,477,489
Microsoft Corp.	4,066	1,007,595
MSC Industrial Direct Company, Inc., Class A	8,600	711,220
NetApp, Inc.	5,300	351,019
NextEra Energy, Inc.	7,300	544,799
NiSource, Inc.	22,100	613,275
Omnicom Group, Inc.	6,400	550,336
Pfizer, Inc.	13,600	600,576
Philip Morris International, Inc.	10,600	1,104,944
Pinnacle West Capital Corp.	4,500	330,344
Raytheon Technologies Corp.	4,000	399,400
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND	3

	Shares	Value
United States (continued)
Texas Instruments, Inc.	4,600	$815,166
The Coca-Cola Company	5,900	361,788
The Home Depot, Inc.	1,100	356,587
The PNC Financial Services Group, Inc.	2,200	363,946
Truist Financial Corp.	12,600	622,314
U.S. Bancorp	10,300	512,940
United Parcel Service, Inc., Class B	2,500	463,075
UnitedHealth Group, Inc.	600	299,514
Vail Resorts, Inc.	1,400	367,276
Verizon Communications, Inc.	10,400	432,328
Walmart, Inc.	3,200	460,384
WEC Energy Group, Inc.	3,400	319,566

	Yield (%)	Shares	Value
Short-term investments 5.0%			$3,086,118
(Cost $3,086,118)
Short-term funds 5.0%			3,086,118
State Street Institutional Treasury Money Market Fund, Premier Class	4.1708(C)	3,086,118	3,086,118

Total investments (Cost $61,188,584) 101.9%	$63,014,043
Other assets and liabilities, net (1.9%)	(1,153,424)
Total net assets 100.0%	$61,860,619

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 1-31-23.
The fund had the following sector composition as a percentage of net assets on 1-31-23:
Financials	17.8%
Information technology	16.4%
Health care	12.8%
Industrials	9.6%
Consumer staples	9.5%
Utilities	9.5%
Communication services	8.1%
Consumer discretionary	5.6%
Materials	4.3%
Energy	3.3%
Short-term investments and other	3.1%
TOTAL	100.0%
4	JOHN HANCOCK TAX-ADVANTAGED GLOBAL SHAREHOLDER YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of January 31, 2023, by major security category or type:
	Total value at 1-31-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Austria	$607,059	—	$607,059	—
Canada	4,723,529	$4,723,529	—	—
France	4,279,611	—	4,279,611	—
Germany	4,626,930	—	4,626,930	—
Hong Kong	513,039	—	513,039	—
Ireland	560,723	560,723	—	—
Italy	558,251	—	558,251	—
Japan	1,096,431	—	1,096,431	—
Norway	456,902	—	456,902	—
South Korea	941,789	—	941,789	—
Switzerland	1,748,894	—	1,748,894	—
Taiwan	639,837	639,837	—	—
United Kingdom	4,970,602	2,173,946	2,796,656	—
United States	34,204,328	34,204,328	—	—
Short-term investments	3,086,118	3,086,118	—	—
Total investments in securities	$63,014,043	$45,388,481	$17,625,562	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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